Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator Growth-100 Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	15.35%	20.75%	(18.79%)	11.72%	8.78%